BORROWINGS - Loans from banks and financial institutions (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2018	Dec. 31, 2017
BORROWINGS
Total bank and other loans	₽ 250,780	₽ 182,937
Less: current portion	(2,046)	(33,694)
Total bank and other loans, non-current	248,734	149,243
USD
BORROWINGS
Total bank and other loans	₽ 10,980	27,669
USD | Calyon, ING Bank N.V, Nordea Bank AB, Raiffeisen Zentralbank Osterreich AG
BORROWINGS
Interest rate	2.994%
Total bank and other loans		17,077
USD | Calyon, ING Bank N.V, Nordea Bank AB, Raiffeisen Zentralbank Osterreich AG | LIBOR
BORROWINGS
Basis spread on variable rate	1.15%
USD | Citibank
BORROWINGS
Interest rate	3.776%
Total bank and other loans	₽ 10,980	10,592
USD | Citibank | LIBOR
BORROWINGS
Basis spread on variable rate	0.90%
Russian Rubles
BORROWINGS
Total bank and other loans	₽ 239,725	155,137
Russian Rubles | Sberbank
BORROWINGS
Total bank and other loans	₽ 139,515	149,890
Russian Rubles | Sberbank | Central Bank key rate | Minimum
BORROWINGS
Interest rate	7.50%
Russian Rubles | Sberbank | Central Bank key rate | Maximum
BORROWINGS
Interest rate	8.59%
Russian Rubles | VTB
BORROWINGS
Total bank and other loans	₽ 100,000	5,000
Russian Rubles | VTB | Central Bank key rate | Minimum
BORROWINGS
Interest rate	7.20%
Russian Rubles | VTB | Central Bank key rate | Maximum
BORROWINGS
Interest rate	8.65%
Russian Rubles | Other
BORROWINGS
Total bank and other loans	₽ 210	247
Other currencies
BORROWINGS
Total bank and other loans	75	131
Other currencies | Various financial institutions
BORROWINGS
Total bank and other loans	₽ 75	₽ 131